Condensed Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional paid-in Capital [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Deficit [Member]	Note receivable from shareholder [Member]
Balance at Jun. 30, 2011	$ 258,083	$ 223	$ 271,766		$ (13,906)
Balance (in shares) at Jun. 30, 2011		223,000,000
Capital contributed (cash)	127,046		127,046
Capital contributed (non-cash)	25,538		25,538
Stock-based compensation	871		871
Net loss	(1,224)				(1,224)
Balance at Jun. 30, 2012	410,314	223	425,221		(15,130)
Balance (in shares) at Jun. 30, 2012		223,000,000
Capital contributed (cash)	337,126		337,126
Non-cash distributions to CII, net	(68)		(68)
Stock-based compensation	853		853
Foreign currency translation adjustment	(4,755)			(4,755)
Net loss	(137,217)				(137,217)
Balance at Jun. 30, 2013	606,253	223	763,132	(4,755)	(152,347)
Balance (in shares) at Jun. 30, 2013	223,000,000	223,000,000
Capital contributed (non-cash)			22,050			(22,050)
Non-cash distributions to CII, net	(31,839)
Stock-based compensation	431		431
Foreign currency translation adjustment	19,197			19,197
CII preferred units issued for Corelink purchase	1,637		1,637
Spin off of Onvoy	(31,839)		(31,839)
Net loss	(179,294)				(179,294)
Balance at Jun. 30, 2014	416,385	223	755,411	14,442	(331,641)	(22,050)
Balance (in shares) at Jun. 30, 2014	223,000,000	223,000,000
Proceeds from issuance of common stock	282,000		282,000
Proceeds from issuance of common stock, shares		16,008,679
Reclassification of common unit liability to additional paid-in capital	490,200		490,200
Stock-based compensation	14,100		14,100
Non-cash settlement of note receivable from Communications Infrastructure Investments, LLC			(22,000)			22,000
Foreign currency translation adjustment	(21,000)			(21,000)
Net loss	(106,700)				(106,700)
Balance at Dec. 31, 2014	$ 1,075,000	$ 200	$ 1,519,700	$ (6,600)	$ (438,300)
Balance (in shares) at Dec. 31, 2014	239,008,679	239,008,679